Unaudited Earnings Per Share Pro Forma for Dividend (Tables)	12 Months Ended
Dec. 29, 2016
Unaudited Earnings Per Share Pro Forma for Dividend
Schedule of pro forma basic and diluted earnings per share pro forma for dividend

Year Ended December 29, 2016
Net income (in thousands except share and per share amounts)	$43,039
Amount of dividends	$225,000

Excess of dividends over net income	$(181,961)
Number of shares required to be issued at $21.00 per share to pay excess of dividends over net income	8,664,810
Basic weighted average shares outstanding	83,432,157
Pro forma basic weighted average shares outstanding	92,096,967
Pro forma basic earnings per share	$0.47

Dilutive weighted average shares outstanding	88,430,987
Pro forma dilutive weighted average shares outstanding	97,095,797

Pro forma dilutive earnings per share	$0.44